JOHCM Global Income Builder Fund
FUND SUMMARY JOHCM GLOBAL INCOME BUILDER FUND
Investment Objective
The JOHCM GLOBAL INCOME BUILDER FUND (the "Fund") seeks a level of current income that is consistent with the preservation and long-term growth of capital in inflation-adjusted terms.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - JOHCM Global Income Builder Fund - USD ($)	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	none	none	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JOHCM Global Income Builder Fund		Institutional Shares	Class I Shares	Class II Shares
Management Fee	[1]	0.67%	0.67%	0.67%
Distribution (Rule 12b-1) fees	[1]	none	0.10%	0.25%
Other Expenses	[1]	0.73%	0.73%	0.73%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.41%	1.51%	1.66%
Fee Waivers and Reimbursements	[1],[2]	(0.51%)	(0.51%)	(0.51%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	[1]	0.90%	1.00%	1.15%
[1]	Fees and expenses are based on estimated amounts for the current fiscal year.
[2]	J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.89%, 0.99% and 1.14% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2019. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example - JOHCM Global Income Builder Fund - USD ($)	1 year	3 years
Institutional Shares	92	396
Class I Shares	102	427
Class II Shares	117	474

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund has not yet commenced operations as of the date of this prospectus, the Fund's portfolio turnover rate for the most recent fiscal year is not available.
Principal Investment Strategy
The Fund seeks to achieve its investment objective by applying a bottom-up, long-term global value investing philosophy across a broad range of asset classes. In a bottom-up approach, companies and securities are researched and chosen individually.

The Fund normally will invest in a wide range of income-producing equity securities, including common stocks of U.S. and foreign companies that offer attractive dividend yields. The Fund also normally will invest in a wide range of fixed income instruments from markets in the United States and multiple countries around the world such as high-yield instruments (commonly referred to as ‘‘junk bonds’’), investment grade instruments and sovereign debt. Additionally, the Fund normally will invest in hybrid securities that embody elements of both equity and fixed income securities such as preferred shares and convertible bonds. The Fund may invest in securities of any maturity or investment rating, as well as unrated securities. While the Fund may hold investments in non-income producing securities, under normal market conditions at least 80% of the Fund's assets will be comprised of income producing securities.

As a multi-asset portfolio, the Fund invests in the various asset classes described above and may shift its investments from one asset class to another. The Adviser believes that maintaining this flexible approach is critical to avoiding pockets of overvalued securities. The Adviser also seeks to preserve flexibility across geographic areas and company size. As a result, the Fund may invest in securities of companies of any market capitalization or domicile. The Adviser anticipates that - under normal circumstances - the Fund will invest in a portfolio of between 30% and 70% equity securities, with the balance of its assets invested in fixed income securities, hedging assets (as defined below) and cash or cash equivalents. However, the Adviser maintains the ability to adjust the Fund's allocations as needed to adapt the portfolio to various income, market, and valuation environments. In pursuing the Fund's investment objective, under normal circumstances, at least 40% of the Fund's investments will be in issuers domiciled outside of the United States or in issuers that derive a significant proportion of their revenues or profits from goods produced or sold, investments made, or services performed outside the United States or have at least 50% of its assets situated outside the United States ("foreign issuers"). If market conditions are deemed unfavorable the Adviser expects at least 30% of the Fund's investments to be in foreign issuers.

The Fund may invest in various hedging assets that the Adviser believes will reduce the overall volatility of the Fund, protecting capital, in certain market environments. Such hedging assets may include, but are not limited to: exchange-traded funds and commodity-linked investment vehicles that primarily invest in gold and precious metals; inflation-linked investments; and currency hedging instruments such as currency forward contracts and currency futures. The Fund may also use hedging and derivative instruments to reduce certain risk exposures present in the Fund's holdings.

Pursuant to a value investing philosophy, the Fund seeks to invest in securities the Adviser believes provide a discount (or "margin of safety") between a security's price and what the Adviser believes to be the true value of the underlying business (which is sometimes referred to as "intrinsic value"). The Adviser examines economic, financial, and other qualitative and quantitative factors to evaluate a security's value. The outcome of this analysis is then compared to the security's current value to determine if it is over or underpriced. To this end the Fund's investments and strategy may at times be viewed as contrarian. The Adviser believes that investing when such a margin of safety is present can help reduce the likelihood of permanent loss of capital, as opposed to temporary losses due to shifting investor sentiment or other normal asset price volatility. The Adviser may sell a security as it reaches the Adviser's estimate of the company's value; if the Adviser believes that the company's underlying business is deteriorating; or if the Adviser identifies a security that it believes offers a better investment opportunity.

The Fund will seek to invest in companies that the Adviser believes have high quality management teams, strong balance sheets, and defensible businesses models, however the valuation of the specific investment under consideration is the most important criteria. As a result, the Fund may invest in securities of issuers which do not encompass all or, in some cases, any of the above qualities, if the Adviser believes the security is significantly undervalued and an exceptional margin of safety exists. In general, the lower the quality of the issuer's business, the higher the margin of safety that is required.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Asset Allocation Risk. The risk that if the Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small and Medium Market Capitalization Companies. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

Credit Risk. An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

High Yield (“Junk Bond”) Investments Risk. These securities, also known as “junk bonds”, are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Derivatives Risk. The Fund may use derivatives (including futures and forward contracts) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

ETF Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, the value of commodity-linked ETFs may be affected by changes in overall market movements, commodity index volatility, change in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. The prices of commodity-related ETFs may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds and cash.

Commodities Related Investment Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

No Operating History. Although the Adviser manages other international and global investment portfolios, the Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

The Fund should only be purchased by investors seeking current income and long-term growth of capital who can withstand the share price volatility of equity and fixed income investing with a focus on securities of any market capitalization.
Performance Information
Because the Fund has not yet commenced operations, no performance history is available.